UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21102

Helios Strategic Mortgage Income Fund, Inc.

(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 10th Floor, New York, NY 10281-1010

(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-497-3746

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 34.7%
U.S. Government Agency Collateralized Mortgage Obligations - 3.6%
Federal Home Loan Mortgage Corporation
Series 3617, Class C
(Cost - $2,222,493)	4.50%	12/15/39	$2,227	$2,161,071

U.S. Government Agency Pass-Through Certificates - 31.1%
Federal Home Loan Mortgage Corporation
Pool C69047 [9]	7.00	06/01/32	556	611,864
Pool H01847 [9]	7.00	09/01/37	2,663	2,887,667
Pool G01466 [9]	9.50	12/01/22	524	591,300
Pool 555559 [9]	10.00	03/01/21	362	404,708
Federal National Mortgage Association
Pool 753914 [9]	5.50	12/01/33	4,244	4,492,947
Pool 761836 [9]	6.00	06/01/33	2,026	2,178,877
Pool 948362 [9]	6.50	08/01/37	3,711	3,944,646
Pool 650131 [9]	7.00	07/01/32	976	1,083,701
Pool 887431 [9]	7.50	08/01/36	304	332,278
Pool 398800 [9]	8.00	06/01/12	130	137,174
Pool 636449 [9]	8.50	04/01/32	1,071	1,233,013
Pool 458132 [9]	9.41	03/15/31	750	863,825

Total U.S. Government Agency Pass-Through Certificates
(Cost - $17,703,442)				18,762,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $19,925,935)				20,923,071

ASSET-BACKED SECURITIES - 23.2%
Housing Related Asset-Backed Securities - 22.5%
Argent Securities Inc.
Series 2006-W5, Class A2B [2,4,13]	0.33	06/25/36	19	6,946
Asset-Backed Funding Certificates
Series 2005-AQ1, Class B1 [1,3,5]	5.75/6.25	06/25/35	993	26,356
Series 2005-AQ1, Class B2 [1,3,5]	5.75/6.25	06/25/35	1,050	14,700
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 [2,4,13]	0.40	03/25/36	412	293,108
Carrington Mortgage Loan Trust
Series 2006-FRE2, Class A2 [2,4,13]	0.35	10/25/36	699	580,837
Series 2006-NC4, Class A4 [2,4,13]	0.47	10/25/36	342	119,860
Countrywide Asset-Backed Certificates
Series 2006-26, Class 2A1 [2,4,13]	0.31	06/25/37	17	16,138
Series 2006-2, Class 2A2 [2,4,13]	0.42	10/25/34	65	53,113
Series 2007-4, Class A2 [13]	5.53	09/25/37	647	584,137
Series 2006-15, Class A6 [13]	5.83	10/25/46	497	301,385
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB8, Class AF2 [3,13]	5.30/5.80	12/25/35	256	239,997
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class 2A3 [2,4,13]	0.39	11/25/36	1,105	377,114
First Franklin Mortgage Loan Asset-Backed Certificates
Series 2007-FF2, Class A2A [2,4,13]	0.28	03/25/37	107	99,951
Fremont Home Loan Trust
Series 2006-B, Class 2A2 [2,4,13]	0.33	08/25/36	95	48,022
Green Tree
Series 2008-MH1, Class A3 [1,5]	8.97	04/25/38	1,321	1,366,124
Home Equity Loan Trust
Series 2007-FRE1, Class 2AV1 [2,4,13]	0.36	04/25/37	1,051	801,050
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 [2,4,13]	0.33	01/25/37	877	550,898
Series 2006-HE1, Class A3 [2,4,13]	0.43	03/25/36	158	130,771
JP Morgan Mortgage Acquisition Corp.
Series 2006-HE2, Class A3 [2,4,13]	0.32	07/25/36	591	554,046
Series 2007-CH1, Class AF1B [3,13]	5.94/6.44	10/25/36	29	28,379
Long Beach Mortgage Loan Trust
Series 2005-3, Class 2A2 [2,4,13]	0.51	08/25/45	288	270,928
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-2, Class A2A [2,4,13]	0.34	05/25/37	348	346,629

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 2004-1, Class M2	8.11%	08/15/37	$998	$924,857
Series 4, Class A	8.33	04/01/30	499	506,751
Morgan Stanley ABS Capital I, Inc.
Series 2007-HE2, Class A2A [2,4,13]	0.27	01/25/37	98	94,977
Series 2006-HE6, Class A2B [2,4,13]	0.33	09/25/36	640	569,822
Series 2007-NC2, Class A2A [2,4,13]	0.34	02/25/37	59	53,404
Series 2006-WMC2, Class A2C [2,4,13]	0.38	07/25/36	2,010	745,409
Series 2006-HE1, Class A3 [2,4,13]	0.41	01/25/36	676	575,498
Option One Mortgage Loan Trust
Series 2007-2, Class 3A1 [2,4,13]	0.32	03/25/37	40	38,793
Series 2005-4, Class A3 [2,4,13]	0.49	11/25/35	1,035	925,515
Residential Asset Mortgage Products Inc.
Series 2007-RS2, Class A1 [2,4,13]	0.35	05/25/37	37	34,443
Residential Asset Securities Corp.
Series 2006-KS7, Class A2 [2,4,13]	0.33	09/25/36	74	71,424
Series 2005-KS12, Class A2 [2,4,13]	0.48	01/25/36	801	724,750
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 [2,4,13]	0.39	10/25/36	935	509,774
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2B [2,4,13]	0.32	06/25/37	525	484,334
Structured Asset Securities Corp.
Series 2006-BC3, Class A2 [2,4,13]	0.28	10/25/36	209	206,826
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 2A1 [2,4,13]	0.29	10/25/36	269	179,249
Series 2007-HE3, Class 2A1 [2,4,13]	0.32	05/25/47	100	89,559

Total Housing Related Asset-Backed Securities
(Cost - $17,463,721)				13,545,874

Non-Housing Related Asset-Backed Securities - 0.7%
Airplanes Pass Through Trust
Series 1R, Class A8 [2,4]
(Cost - $438,492)	0.61	03/15/19	447	431,087

Total ASSET-BACKED SECURITIES
(Cost - $17,902,213)				13,976,961

COMMERCIAL MORTGAGE-BACKED SECURITIES - 49.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class AJ [2]	5.18	09/10/47	1,090	875,646
Series 2006-6, Class A4 [9]	5.36	10/10/45	790	739,581
Series 2007-2, Class L [1,5]	5.37	04/10/49	1,127	49,728
Series 2006-6, Class AM	5.39	10/10/45	730	609,051
Series 2006-1, Class J [1,2,5]	5.59	09/10/45	1,000	20,000
Series 2007-2, Class A4 [2,9]	5.69	04/10/49	1,170	1,071,368
Series 2007-2, Class K [1,2,5]	5.70	04/10/49	3,000	174,579
Series 2007-2, Class AM [2]	5.70	04/10/49	1,250	889,581
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class K [1,5]	5.26	09/11/41	347	31,653
Series 2006-PW11, Class H [1,2,5]	5.46	03/11/39	1,100	177,167
Series 2007-PW16, Class AM [2]	5.72	06/11/40	654	517,852
Series 2007-PW17, Class AM	5.92	06/11/50	1,400	1,132,482
Series 2006-PW13, Class H [1,2,5]	6.03	09/11/41	2,450	350,999
Series 1999-C1, Class D	6.53	02/14/31	2,500	2,335,745
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4	5.32	12/11/49	1,030	931,949
Series 2006-CD2, Class J [1,2,5]	5.47	01/15/46	1,000	67,346
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4	5.31	12/10/46	470	421,358
Series 2007-C9, Class A4 [2]	5.82	12/10/49	470	456,313
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class L [1,5]	5.15	09/15/39	513	7,695
Series 2006-C4, Class M [1,5]	5.15	09/15/39	565	4,803
Series 2006-C1, Class K [1,2,5]	5.55	02/15/39	2,358	305,795
Series 2006-C4, Class K [1,2,5]	6.10	09/15/39	2,970	90,505

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CW Capital Cobalt Limited
Series 2007-C3, Class A4 [2]	5.82%	05/15/46	$360	$313,768
GE Capital Commercial Mortgage Corp.
Series 2002-2A, Class G [1,5]	6.04	08/11/36	3,000	2,852,307
Series 2002-2A, Class H [1,5]	6.31	08/11/36	2,000	1,812,286
GMAC Commercial Mortgage Corp.
Series 2006-C1, Class G [1,2,5]	5.61	11/10/45	2,500	412,563
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4 [9]	5.44	03/10/39	1,655	1,571,816
Series 2006-GG7, Class AM [2]	5.88	07/10/38	1,580	1,320,768
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G [1,2,5]	5.48	10/15/37	1,600	767,904
Series 2006-CB14, Class H [1,2,5]	5.54	12/12/44	1,211	6,055
Series 2007-CB18, Class G [1,2,5]	5.73	06/12/47	600	61,452
Series 2007-LD11, Class K [1,2,5]	5.82	06/15/49	1,879	18,790
LB-UBS Commercial Mortgage Trust
Series 2006-C7, Class AM	5.38	11/15/38	760	652,612
Series 2007-C1, Class A4 [9]	5.42	02/15/40	1,400	1,291,948
Series 2007-C7, Class A3 [9]	5.87	09/15/45	1,130	1,075,823
Series 2007-C7, Class AM [2]	6.17	09/15/45	430	339,992
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-5, Class A4	5.38	08/12/48	370	306,443
Merrill Lynch Mortgage Trust
Series 2007-C1, Class AM [2]	5.83	06/12/50	60	46,900
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class G [1,2,5]	5.35	04/14/40	1,000	491,809
Series 2007-IQ13, Class A4 [9]	5.36	03/15/44	950	870,572
Series 2007-IQ13, Class AM	5.41	03/15/44	1,040	763,869
Series 2007-HQ13, Class A3	5.57	12/15/44	570	488,918
Series 2007-IQ14, Class A4 [9]	5.69	04/15/49	1,740	1,536,745
Series 2007-HQ13, Class AM	5.93	12/15/44	170	127,551
Morgan Stanley ReREMIC Trust
Series 2009-GG10, Class A4B [1,2,5]	5.84	08/12/45	1,320	945,839
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L [1,5]	5.13	04/15/47	1,788	71,520
Series 2005-C16, Class H [1,2,5]	5.49	10/15/41	2,000	580,690

Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $53,532,319)				29,990,136

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 17.0%
Subordinated Collateralized Mortgage Obligations - 17.0%
American Home Mortgage Investment Trust
Series 2005-2, Class 5A3 [3]	5.08/5.58	09/25/35	364	366,417
Banc of America Alternative Loan Trust
Series 2004-3, Class 30B4	5.50	04/25/34	929	21,223
Series 2004-3, Class 30B5	5.50	04/25/34	356	70
Banc of America Funding Corp.
Series 2005-2, Class B4 [2]	5.66	04/25/35	818	117,361
Series 2005-2, Class B5 [2]	5.66	04/25/35	101	252
Bank of America Mortgage Securities Inc.
Series 2004-A, Class B4 [2]	3.55	02/25/34	923	24,638
Series 2003-10, Class 1B4 [6]	5.50	01/25/34	471	214,536
Series 2002-10, Class 1B3	6.00	11/25/32	1,088	818,373
Series 2007-4, Class B3 [2]	6.18	12/28/37	241	7,425
Cendant Mortgage Corp.
Series 2002-4, Class B1	6.50	07/25/32	1,788	1,682,399
Series 2002-4, Class B2	6.50	07/25/32	715	651,010
Series 2002-4, Class B3	6.50	07/25/32	417	368,011
Series 2002-4, Class B4	6.50	07/25/32	238	209,795
Series 2002-4, Class B5	6.50	07/25/32	179	149,261
Series 2002-4, Class B6 [1,5,6]	6.50	07/25/32	238	142,423
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	09/01/33	169	173,208

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

Portfolio of Investments (Unaudited)

February 28, 2010

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2006-OC8, Class 2A2A [2,4]	0.35%	11/25/36	$754	$380,580
Series 2005-28CB, Class 3A5	6.00	08/25/35	398	304,063
Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-J13, Class B3 [2]	5.23	01/25/34	332	59,847
Series 2003-J13, Class B5 [2]	5.23	01/25/34	200	7,981
Series 2005-28, Class A1	5.50	12/25/35	268	249,132
Series 2007-17, Class B1 [2]	6.17	10/25/37	559	17,883
First Horizon Mortgage Pass-Through Trust
Series 2005-4, Class B4 [1,2,5]	5.45	07/25/35	392	13,722
Greenpoint Mortgage Funding Trust
Series 2006-AR5, Class A1A [2,4]	0.31	10/25/46	153	133,954
GSR Mortgage Loan Trust
Series 2004-5, Class 3A2 [2]	4.66	05/25/34	294	286,316
Harborview Mortgage Loan Trust
Series 2005-1, Class B4 [1,2,4,5]	1.98	03/19/35	292	3,469
Series 2005-2, Class B4 [1,2,4,5]	1.98	05/19/35	524	5,231
Series 2005-9, Class B11 [1,2,4,5]	1.98	06/20/35	455	26,418
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 [2]	4.44	10/25/33	526	58,656
Series 2006-S4, Class A6	6.00	01/25/37	36	34,484
RAAC Series
Series 2005-SP1, Class M3 [2]	5.51	09/25/34	297	86,744
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B2	5.25	02/25/34	389	64,174
Series 2003-S7, Class B2 [6]	5.50	05/25/33	246	55,481
Series 2003-S7, Class B3 [10]	5.50	05/25/33	406	36,559
Resix Finance Limited Credit-Linked Note
Series 2005-C, Class B7 [1,2,5]	3.33	09/10/37	1,863	186,288
Series 2004-C, Class B7 [1,2,5,6]	3.73	09/10/36	853	251,768
Series 2006-C, Class B9 [1,2,5,6]	4.38	07/15/38	1,486	5,993
Series 2004-B, Class B8 [1,2,5,6]	4.98	02/10/36	666	160,870
Series 2003-CB1, Class B8 [1,2,5,6]	6.98	06/10/35	557	298,186
Series 2004-B, Class B9 [1,2,5]	8.48	02/10/36	1,020	402,971
Series 2004-A, Class B10 [1,2,5,6]	11.73	02/10/36	391	81,166
Structured Asset Securities Corp.
Series 2005-6, Class B5 [2]	5.32	05/25/35	470	587
Series 2005-6, Class B6 [2]	5.32	05/25/35	40	25
WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class B10 [1,2,4,5]	1.43	01/25/45	950	6,081
Series 2005-AR2, Class B9 [2,4]	1.43	01/25/45	554	7,862
Series 2002-AR12, Class B4 [2]	3.20	10/25/32	65	6,711
Series 2002-AR12, Class B5 [2]	3.20	10/25/32	49	3,667
Series 2002-AR12, Class B6 [2]	3.20	10/25/32	81	813
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR14, Class A2	5.39	08/25/35	589	588,923
Series 2002-10, Class B5	6.00	06/25/32	220	195,322
Series 2006-8, Class A11	6.00	07/25/36	708	674,425
Series 2006-10, Class A19	6.00	08/25/36	180	171,526
Series 2006-11, Class A19	6.00	09/25/36	481	447,237
Total Subordinated Collateralized Mortgage Obligations
(Cost - $24,068,928)				10,261,517

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $24,068,928)				10,261,517

SHORT TERM INVESTMENTS - 11.8%
Federal Home Loan Mortgage Corporation Discount Notes [7]	0.05	03/02/10	7,000	6,999,990
United States Treasury Bills [14]	0.14	07/15/10	100	99,943

Total SHORT TERM INVESTMENTS
(Cost - $7,099,939)				7,099,933

Total Investments - 136.5%
(Cost - $122,529,334)				82,251,618
Liabilities in Excess of Other Assets - (36.5)%				(21,972,110)

NET ASSETS - 100.0%				$60,279,508

See Notes to Portfolios of Investments and Notes to Financial Statements.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

The following notes should be read in conjunction with the accompanying Portfolios of Investments.

1	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2010, the total value of all such investments were as follows:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$12,293,251	20.39%
		Helios Total Return Fund, Inc.	36,568,762	21.32

2	—	Variable Rate Security - Interest Rate shown is the rate in effect as of February 28, 2010.

3	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

4	—	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

5	—	Private Placement.

6	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of February 28, 2010 the total value of all such securities were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$1,210,423	2.01%
		Helios Total Return Fund, Inc.	2,812,669	1.64

7	—	Zero-Coupon Note - Interest rate represents current yield to maturity.

8	—	Company filed for Chapter 11 bankruptcy protection and has defaulted on regularly scheduled interest payments on subordinated debt. The Fund owns senior debt issued by this Company that continues to receive income payments.

9	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.

10	—	Represents a class of subordinated mortgage backed securities (First Loss Bonds) that are the first to receive credit losses on the underlying mortgage pools and will continue to receive the credit losses until the subordinated class is paid off.

11	—	Interest rate is based on the notional amount of the underlying mortgage pools.

12	—	Issuer is currently in default on its regularly scheduled interest payment.

13	—	Investment in subprime security. As of February 28, 2010, the total value of all such investments were:

		Fund	Value	% of Net Assets
		Helios Strategic Mortgage Income Fund, Inc.	$10,707,086	17.76%
		Helios Total Return Fund, Inc.	16,799,666	9.79

14	—	Portion or entire principal amount delivered as collateral for open futures contracts.

TBA	—	To Be Announced.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security. A security may, however, be priced using a quote obtained from a single active market maker, as the case may be. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, each Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of each Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by an independent pricing service, or other source(s) of information of securities valuations (including, but not limited to, broker-dealers, Bloomberg or Reuters) is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider, among other things, the following factors, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Funds have established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010 in valuing the Funds’ investments carried at fair value:

Helios Strategic Mortgage Income Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	20,923,071	—	—	—	7,099,933	28,023,004
Level 3 – Significant Unobservable Inputs	—	13,976,961	29,990,136	10,261,517	—	54,228,614

Total	$20,923,071	$13,976,961	$29,990,136	$10,261,517	$7,099,933	$82,251,618

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(23,345)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(23,345)

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Total
Balance as of November 30, 2009	$17,767,832	$13,734,115	$10,864,441	$42,366,388
Accrued Discounts (Premiums)	(49,269)	196,415	31,359	178,505
Realized Gain (Loss)	(205,005)	—	(1,208,506)	(1,413,511)
Change in Unrealized Appreciation (Depreciation)	580,169	657,832	2,691,952	3,929,953
Net Purchases (Sales)	(4,116,766)	15,401,774	(2,117,729)	9,167,279
Net transfers in and/or out of Level 3	—	—	—	—

Balance as of February 28, 2010	$13,976,961	$29,990,136	$10,261,517	$54,228,614

Change in unrealized gains or losses relating to assets still held at reporting date	$410,615	$657,832	$1,944,702	$3,013,149

*Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Helios Total Return Fund, Inc.

Assets	U.S. Government & Agency Obligations	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Short Term Investments	Total
Description:
Level 1 – Quoted Prices	$—	$—	$—	$—	$—	$—	$—	$—
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	71,260,431	—	—	—	17,461	22,982,015	22,139,644	116,399,551
Level 3 – Significant Unobservable Inputs	—	38,477,439	66,459,561	17,863,142	9,259,047	7,081,391	—	139,140,580

Total	$71,260,431	$38,477,439	$66,459,561	$17,863,142	$9,276,508	$30,063,406	$22,139,644	$255,540,131

Liabilities	Other Financial Instruments*
Description:
Level 1 – Quoted Prices	$(104,416)
Level 2 – Quoted Prices in Inactive Markets or Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—

Total	$(104,416)

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2009	$41,171,433	$22,967,873	$18,692,288	$9,889,467	$4,663,637	$97,384,698
Accrued Discount (Premium)	(130,283)	415,993	154,156	(331,982)	(2,522)	105,362
Realized Gain (Loss)	(208,168)	—	(1,521,616)	(2,101)	17,795	(1,714,090)
Change in Unrealized Appreciation (Depreciation)	1,220,940	2,185,365	3,976,419	(196,297)	(8,971)	7,177,456
Net Purchases (Sales)	(3,576,483)	40,890,330	(3,438,105)	(100,040)	2,380,688	36,156,390
Net transfers in and/or out of Level 3	—	—	—	—	30,764	30,764

Balance as of February 28, 2010	$38,477,439	$66,459,561	$17,863,142	$9,259,047	$7,081,391	$139,140,580

Change in unrealized gains or losses relating to assets still held at reporting date	$1,153,496	$2,185,365	$1,677,410	$(196,297)	$17,092	$4,837,066

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized depreciation on the instrument.

Federal Income Tax Basis: The federal income tax basis of each Fund’s investments at February 28, 2010 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Helios Strategic Mortgage Income Fund, Inc.	$122,529,334	$2,402,370	$(42,680,086)	$(40,277,716)
Helios Total Return Fund, Inc.	321,142,094	6,980,634	(72,582,597)	(65,601,963)

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). Each Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

At February 28, 2010, the Funds had the following reverse repurchase agreements outstanding:

Helios Strategic Mortgage Income Fund, Inc.

Face Value	Description	Maturity Amount
$9,222,000	Goldman Sachs, 0.20%, dated 02/10/10, maturity date 03/10/10	$9,223,435
2,737,000	Credit Suisse, 0.20%, dated 02/11/10, maturity date 03/11/10	2,737,426
5,040,000	Goldman Sachs, 0.22%, dated 02/23/10, maturity date 03/18/10	5,040,708
3,949,000	Credit Suisse, 1.25%, dated 02/18/10, maturity date 04/20/10	3,957,364
2,846,909	JP Morgan Chase, 1.24%, dated 02/19/10, maturity date 04/22/10	2,852,988
825,000	Credit Suisse, 0.24%, dated 02/25/10, maturity date 04/27/10	825,336

$24,619,909	Maturity Amount, Including Interest Payable	$24,637,257

	Market Value of Assets Sold Under Agreements	$26,919,854

	Weighted Average Interest Rate	0.49%

Helios Total Return Fund, Inc.

Face Value	Description	Maturity Amount
$11,239,000	Goldman Sachs, 0.20%, dated 02/10/10, maturity date 03/10/10	$11,240,750
8,769,000	Credit Suisse, 0.20%, dated 02/11/10, maturity date 03/11/10	8,770,364
11,010,000	Credit Suisse, 1.25%, dated 02/18/10, maturity date 04/20/10	11,033,319
9,215,705	JP Morgan Chase, 1.24%, dated 02/19/10, maturity date 04/22/10	9,235,385
1,787,700	Barclays, 0.88%, dated 02/24/10, maturity date 04/26/10	1,790,366
7,280,455	Barclays, 0.93%, dated 02/24/10, maturity date 04/26/10	7,291,929
3,190,000	Credit Suisse, 0.24%, dated 02/25/10, maturity date 04/27/10	3,191,297

$52,491,860	Maturity Amount, Including Interest Payable	$52,553,410

	Market Value of Assets Sold Under Agreements	$60,322,448

	Weighted Average Interest Rate	0.73%

The average daily balances of reverse repurchase agreements outstanding during the period ended February 28, 2010, was approximately $16,837,734 at a weighted average interest rate of 0.28% for Helios Strategic Mortgage Income Fund and approximately $27,289,720 at a weighted average interest rate of 0.42% for Helios Total Return Fund.

The maximum amounts of reverse repurchase agreements outstanding at any time during the period was $25,691,819, which was 30.06% of total assets for Helios Strategic Mortgage Income Fund, and $52,838,789, which was 22.59% of total assets for Helios Total Return Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

Each Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of February 28, 2010, the following futures contracts were outstanding for Helios Strategic Mortgage Income Fund.

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 28, 2010	Unrealized Depreciation
$4,300,000	5 Year U.S. Treasury Note	June 2010	$4,972,896	$4,985,312	$(12,416)
2,800,000	10 Year U.S. Treasury Note	June 2010	3,278,634	3,289,563	(10,929)

$7,100,000			8,251,530	$8,274,875	$(23,345)

As of February 28, 2010, the following futures contracts were outstanding for Helios Total Return Fund:

Short:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at February 28, 2010	Unrealized Depreciation
$19,400,000	5 Year U.S. Treasury Note	June 2010	$22,435,858	$22,491,875	$(56,017)
12,400,000	10 Year U.S. Treasury Note	June 2010	14,519,663	14,568,062	(48,399)

$31,800,000			36,955,521	$37,059,937	$(104,416)

TBA Transactions: Each Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. Each Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll,” the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

TBA transactions outstanding at February 28, 2010 for the Helios Total Return Fund were as follows:

Purchases:

Helios Total Return Fund, Inc.

Security Name	Interest Rate	Principal Amount	Current Liability
Federal National Mortgage Association	5.00%	$13,000,000	$13,431,979
Federal National Mortgage Association	5.00%	15,000,000	15,513,021
Federal National Mortgage Association	6.00%	21,000,000	22,341,375
Federal National Mortgage Association	6.00%	25,000,000	26,627,604

		Total	$77,913,979

Sales:

Helios Total Return Fund, Inc.

Security Name	Interest Rate	Principal Amount	Current Liability
Federal National Mortgage Association	5.00%	$2,000,000	$2,065,590
Federal National Mortgage Association	5.00%	13,000,000	13,480,165
Federal National Mortgage Association	6.00%	4,000,000	4,252,917
Federal National Mortgage Association	6.00%	21,000,000	22,358,984

		Total	$42,157,656

There were no TBA transactions outstanding at February 28, 2010 for the Helios Strategic Mortgage Income Fund.

The following table sets forth the fair value of the Funds’ derivative instruments:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of February 28, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions, swap contracts and futures transactions	$(23,345)	$4,148,438

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities	Fair Value as of February 28, 2010	Average Notional Amount
Liabilities
Futures Contracts	Unrealized depreciation on investment transactions, swap contracts and futures transactions	$(104,416)	$9,607,947

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

The following tables set forth the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2010:

Helios Strategic Mortgage Income Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures contracts	Futures	$(52,102)	$(23,345)

Helios Total Return Fund, Inc.

Derivatives Not Accounted for as Hedging Instruments	Location of Gains (Losses) on Derivatives Recognized in Income	Net Realized Gains (Losses) on Derivatives Recognized in Income	Change in Unrealized Gains (Losses) on Derivatives Recognized in Income
Futures contracts	Futures	$(15,883)	$(102,195)

Designation of Restricted Illiquid Securities

From time to time, the Funds may invest in restricted securities, which are securities that may be offered for public sale without first being registered under the Securities Act of 1933 (the “1933 Act”). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2010, the Funds held restricted securities as shown in the tables below that the Advisor has deemed illiquid pursuant to procedures adopted by the Funds’ Boards of Directors. Although recent instability in the markets has resulted in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors. The Funds do not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures described in the Valuation of Investments footnote and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Helios Strategic Mortgage Income Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Asset-Backed Funding Certificates Series 2005-AQ1, Class B1	5.75/6.25%	06/25/35	05/23/05	$925,820	$26,356	0.04%
Asset-Backed Funding Certificates Series 2005-AQ1, Class B2	5.75/6.25	06/25/35	05/23/05	983,633	14,700	0.02
Banc of America Commercial Mortgage, Inc. Series 2006-1, Class J	5.59	09/10/45	04/06/06	973,978	20,000	0.03
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	2,656,008	174,579	0.29
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class L	5.37	04/10/49	05/24/07	991,491	49,728	0.08
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.46	03/11/39	03/08/06	1,037,437	177,167	0.29
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03	09/11/41	09/13/06	2,430,645	350,999	0.58
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	302,915	31,653	0.05
Cendant Mortgage Corp. Series 2002-4, Class B6	6.50	07/25/32	07/26/02	129,182	142,423	0.24

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Notes to Portfolios of Investments (Unaudited)

February 28, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.47%	01/15/46	02/27/06	$943,499	$67,346	0.11%
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10	09/15/39	09/21/06	2,968,604	90,505	0.15
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	464,867	7,695	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	507,333	4,803	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.55	02/15/39	03/07/06	2,191,596	305,795	0.51
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B4	5.45	07/25/35	06/28/05	367,264	13,722	0.02
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class G	6.04	08/11/36	08/07/02	3,002,310	2,852,307	4.73
GE Capital Commercial Mortgage Corp. Series 2002-2A, Class H	6.31	08/11/36	08/07/02	2,001,500	1,812,286	3.01
GMAC Commercial Mortgage Corp., Inc. Series 2006-C1, Class G	5.61	11/10/45	03/01/06	2,446,613	412,563	0.68
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	1,059,365	1,366,124	2.27
Harborview Mortgage Loan Trust Series 2005-1, Class B4	1.98	03/19/35	02/11/05	266,779	3,469	0.01
Harborview Mortgage Loan Trust Series 2005-2, Class B4	1.98	05/19/35	03/22/05	468,105	5,231	0.01
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.98	06/20/35	10/03/07	390,019	26,418	0.04
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2003-LN1, Class G	5.48	10/15/37	09/24/03	1,602,176	767,904	1.27
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.54	12/12/44	03/02/06	1,179,387	6,055	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.73	06/12/47	10/11/07	508,433	61,452	0.10
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	1,662,333	18,790	0.03
Morgan Stanley Capital I, Inc. Series 2004-HQ4, Class G	5.35	04/14/40	03/01/06	978,769	491,809	0.82
Morgan Stanley ReREMIC Trust Series 2009-GG10, Class A4B	5.84	08/12/45	10/23/09	962,027	945,839	1.57
Resix Finance Limited Credit-Linked Note Series 2003-CB1, Class B8	6.98	06/10/35	12/22/04	556,627	298,186	0.50
Resix Finance Limited Credit-Linked Note Series 2004-A, Class B10	11.73	02/10/36	03/09/04	390,657	81,166	0.14
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B8	4.98	02/10/36	05/21/04	665,973	160,870	0.27
Resix Finance Limited Credit-Linked Note Series 2004-B, Class B9	8.48	02/10/36	05/21/04	1,020,179	402,971	0.67

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Resix Finance Limited Credit-Linked Note Series 2004-C, Class B7	3.73%	09/10/36	09/23/04	$852,584	$251,768	0.42%
Resix Finance Limited Credit-Linked Note Series 2005-C, Class B7	3.33	09/10/37	09/09/05	1,862,877	186,288	0.31
Resix Finance Limited Credit-Linked Note Series 2006-C, Class B9	4.38	07/15/38	09/14/06	1,486,360	5,993	0.01
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.49	10/15/41	01/19/05	1,985,548	580,690	0.96
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class L	5.13	04/15/47	05/11/07	1,571,244	71,520	0.12
WaMu Mortgage Pass-Through Certificates. Series 2005-AR2, Class B10	1.43	01/25/45	01/20/05	840,919	6,081	0.01

					$12,293,251	20.39%

Helios Total Return Fund, Inc.

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Anthracite CDO I Limited Series 2002-CIBA, Class CFL	1.48%	05/24/37	05/14/02	$5,000,000	$2,250,000	1.31%
Asset Backed Funding Certificates Series 2005-AQ1, Class B1	5.75/6.25	06/25/35	05/23/05	1,851,641	52,711	0.03
Asset Backed Funding Certificates Series 2005-AQ1, Class B2	5.75/6.25	06/25/35	05/23/05	1,955,087	29,218	0.02
Banc of America Commercial Mortgage Inc. Series 2003-1, Class XP2	1.25	09/11/36	03/31/03	50,061	52,575	0.03
Banc of America Commercial Mortgage Inc. Series 2006-2, Class J	5.48	05/10/45	06/12/06	295,619	18,477	0.01
Banc of America Commercial Mortgage Inc. Series 2007-2, Class K	5.70	04/10/49	05/24/07	4,426,680	290,965	0.17
Bear Stearns Commercial Mortgage Securities Series 2006-PW11, Class H	5.46	03/11/39	03/08/06	1,604,230	273,804	0.16
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class H	6.03	09/11/41	09/13/06	4,050,744	584,951	0.34
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class J	5.26	09/11/41	09/13/06	806,470	89,006	0.05
Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class K	5.26	09/11/41	09/13/06	604,956	63,215	0.04
Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class F	5.99	09/11/42	10/11/07	223,924	49,777	0.03
Citigroup/Deutche Bank Commercial Mortgage Trust Series 2006-CD2, Class J	5.47	01/15/46	02/27/06	943,499	67,346	0.04
Commercial Mortgage Pass Through Certificates Series 2001-J2A, Class EIO	3.74	07/16/34	09/26/01	2,027,670	2,162,590	1.26
Commercial Mortgage Lease-Backed Certificates Series 2001-CMLB, Class A1	6.75	06/20/31	01/29/01	1,336,330	1,458,285	0.85
Credit Suisse First Boston Mortgage Series 2004-C5, Class J	4.65	11/15/37	12/16/04	910,963	210,376	0.12

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class K	6.10%	09/15/39	09/21/06	$4,947,674	$150,841	0.09%
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class L	5.15	09/15/39	09/21/06	619,823	10,260	0.01
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class M	5.15	09/15/39	09/21/06	677,042	6,409	0.00
Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class K	5.55	02/15/39	03/07/06	4,382,262	611,460	0.36
Federal National Mortgage Association Series 1998-W6, Class B3	7.09	10/25/28	12/22/98	624,357	494,347	0.29
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B5	5.45	07/25/35	06/28/05	316,146	12,291	0.01
First Horizon Mortgage Pass-Through Trust Series 2005-4, Class B6	5.45	07/25/35	06/28/05	99,330	981	0.00
Franchisee Loan Receivable Trust Series 1995-B, Class A	10.25	10/01/15	12/20/95	677,199	134,898	0.08
GMAC Commercial Mortgage Securities, Inc. Series 2003-C1, Class X1	0.59	05/10/36	05/22/03	2,958,554	2,989,904	1.74
GS Mortgage Securities Corp. II Series 2001-ROCK, Class X1	0.19	05/03/18	05/22/01	556,931	577,379	0.34
Green Tree Series 2008-MH1, Class A3	8.97	04/25/38	02/20/09- 03/03/09	2,714,139	3,499,639	2.04
Harborview Mortgage Loan Trust Series 2005-1, Class B4	1.98	03/19/35	02/11/05	535,676	6,966	0.00
Harborview Mortgage Loan Trust Series 2005-2, Class B4	1.98	05/19/35	03/22/05	936,054	10,461	0.01
Harborview Mortgage Loan Trust Series 2005-9, Class B11	1.98	06/20/35	10/03/07	651,660	44,141	0.02
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-CB14, Class H	5.54	12/12/44	03/02/06	2,239,959	11,500	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP5, Class X1	0.08	12/15/44	11/30/09	1,220,091	1,051,496	0.61
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class G	5.73	06/12/47	10/11/07	1,016,867	122,904	0.07
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class J	5.82	06/15/49	06/28/07	469,845	20,947	0.01
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K	5.82	06/15/49	06/28/07	830,724	9,390	0.00
LB-UBS Commercial Mortgage Trust Series 2002-C2, Class L	5.68	07/15/35	06/26/02	4,920,350	2,378,460	1.39
LNR CDO V Limited Series 2007-1A, Class F	1.68	12/26/49	02/27/07	3,750,000	375	0.00
Morgan Stanley Capital I Series 2006-T21, Class H	5.30	10/12/52	04/06/06	1,401,660	223,721	0.13

HELIOS FUNDS

Notes to Portfolios of Investments (Unaudited)

February 28, 2010

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Morgan Stanley Capital I Series 2006-IQ11, Class J	5.53%	10/15/42	05/24/06	$220,913	$2,560	0.00%
Morgan Stanley Capital I Series 2007-T27, Class G	5.65	06/11/42	07/19/07	430,656	44,397	0.03
Morgan Stanley ReREMIC Trust Series 2009-GG10, Class A4B	5.84	08/12/45	10/23/09	2,696,590	2,651,217	1.55
125 Home Loan Owner Trust Series 1998-1A, Class M2	8.25/8.75	02/15/29	07/29/98	120,813	94,234	0.05
RESI Finance LP Series 2004-B, Class B5	1.78	02/10/36	05/21/04	2,910,367	1,284,636	0.75
Residential Funding Mortgage Securities I, Inc. Series 2003-S2, Class B1	5.75	02/25/33	10/25/07	219,585	78,504	0.05
Resix Finance Limited Credit-Linked Notes Series 2003-CB1, Class B8	6.98	06/10/35	12/22/04	1,118,821	596,372	0.35
Resix Finance Limited Credit-Linked Notes Series 2003-D, Class B7	5.98	12/10/35	11/19/03	1,445,480	650,466	0.38
Resix Finance Limited Credit-Linked Notes Series 2004-A, Class B10	11.73	02/10/36	03/09/04	683,649	142,041	0.08
Resix Finance Limited Credit-Linked Notes Series 2004-C, Class B7	3.73	09/10/36	09/23/04	1,278,875	377,652	0.22
Resix Finance Limited Credit-Linked Notes Series 2005-C, Class B7	3.33	09/10/37	09/09/05	3,725,754	372,575	0.22
Wachovia Bank Commercial Mortgage Trust Series 2002-C2, Class IO1	1.54	11/15/34	10/30/02	2,353,262	2,425,103	1.41
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class H	5.49	10/15/41	01/19/05	3,971,096	1,161,380	0.68
WaMu Mortgage Pass-Through Certificates Series 2003-S1, Class B4	5.50	04/25/33	10/25/07	215,983	111,668	0.06

					$30,014,871	17.50%

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HELIOS STRATEGIC MORTGAGE INCOME FUND, INC.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: April 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date: April 5, 2010

By:	/s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date: April 5, 2010